Subsequent Events	3 Months Ended
Mar. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 15. SUBSEQUENT EVENTS

On May 1, 2017, our subsidiary, LMG entered into a purchase agreement for the purchase of one billboard structure and related assets. The cash purchase price of the acquisition was $900,000. The assets were acquired for the purpose of expanding our presence in the outdoor advertising market in the Southeastern United States.

On May 25, 2017, we filed a Second Amended and Restated Certificate of Incorporation which (i) increased the number of our authorized shares of common stock from 11,000,000 to 20,000,000, (ii) designated as “Class B common stock” all authorized shares of our common stock that had been designated as Class A common stock, and (iii) designated as “Class A common stock” all authorized shares of our common stock that had not been designated as Class A common stock. The financial statements have been restated to reflect the change in the number of authorized shares and the renaming of the classes of common stock.